ANALYSIS OF OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
ANALYSIS OF OPERATING SEGMENTS

NOTE 31 – ANALYSIS OF OPERATING SEGMENTS

Operating segments are components of Grupo Aval responsible for developing commercial activities that can generate revenue or incur expenses and whose operating profit or loss are regularly reviewed by the “CODM” (Chief Operating Decision Maker) of Grupo Aval, and for which financial information is available. Operating segment information is consistent with the internal reports provided to the CODM.

31.1 Description of products and services from which each reportable segment derives its income

Grupo Aval is organized into four operating segments, which comprise the types of business detailed below:

–	The “Banking Services” segment comprises the following businesses: Banking Services, fund management and trust businesses, storage companies and entities that manage low-value payment systems.
–	The “Merchant Banking” segment comprises the following businesses: Financial Sector (trust and brokerage), Gas and Energy Sector (includes natural gas and energy transportation and distribution businesses), Infrastructure Sector (includes road infrastructure projects, mainly construction services, and operation and maintenance), Hotel Sector (mainly includes hospitality services), Agribusiness Sector (mainly includes palm oil, rubber and rice businesses).
–	"Pension and Severance Fund Management" segment comprise administrator of pension and severance funds.
–	“Holding” segment, which is made up of Grupo Aval (Separate Financial Statement) and Grupo Aval Limited.

31.2 Factors used by management to identify reportable segments

Operating segments identified above are based on the relevance of the nature of the products and services provided. The information on the performance of the operating segments is reviewed by the CODM on a quarterly basis.

31.3 Measurement of net income, assets and liabilities of operating segments

Grupo Aval’s CODM reviews the financial information of each of its operating segments and assesses the performance of each segment based on Statements of Financial Position and the Statement of Income of each of them, and on certain credit risk indicators, as described in note 2.4.

31.4 Information on net income, assets and liabilities of reportable operating segments

The following is the detail of the reportable financial information summarized for each segment as of December 31, 2024, 2023 and 2022:

Statement of Financial Position as of December 31, 2024

		Banking Services		Merchant Banking		Pension and Severance Fund Management		Holding (1)		Eliminations		Total
Assets
Trading assets	Ps.	13,464,193	Ps.	4,182,536	Ps.	2,595,230	Ps.	452	Ps.	(79,197)	Ps.	20,163,214
Investment securities (2)		32,325,486		4,721,184		359,677		2,890,407		(1,134,136)		39,162,618
Hedging derivatives assets		52,717		1,302		—		—		—		54,019
Investments in associates and joint ventures		12,423,684		1,113,455		—		19,365,473		(31,472,016)		1,430,596
Loans, net		188,651,543		2,924,523		—		1,196,398		(2,642,978)		190,129,486
Other assets (3)		30,110,131		48,142,783		958,301		282,024		(2,573,789)		76,919,450
Total assets	Ps.	277,027,754	Ps.	61,085,783	Ps.	3,913,208	Ps.	23,734,754	Ps.	(37,902,116)	Ps.	327,859,383
Liabilities
Customer deposits	Ps.	196,217,644	Ps.	8,581,604	Ps.	1,343	Ps.	—	Ps.	(3,928,414)	Ps.	200,872,177
Financial obligations		47,135,767		22,912,869		35,037		6,021,671		(3,281,569)		72,823,775
Other liabilities (4)		7,124,590		13,157,642		636,416		217,203		(135,338)		21,000,513
Total liabilities	Ps.	250,478,001	Ps.	44,652,115	Ps.	672,796	Ps.	6,238,874	Ps.	(7,345,321)	Ps.	294,696,465
(1)	Includes Grupo Aval (Separate Financial Statement) and Grupo Aval Limited.
(2)	The balance in segment Holding corresponds to a bond issued by BAC International Bank Incorporated acquired by Grupo Aval Limited.
(3)	Includes cash and cash equivalents for Ps. 16,998,859; intangible assets Ps. 19,296,486; other accounts receivable, net Ps. 27,958,402, tangible assets Ps. 7,243,441; income tax assets Ps. 4,778,103; non-current assets held for sale Ps. 105,214 mainly on Banking Services segment and other assets Ps. 538,945.
(4)	Includes trading liabilities Ps. 1,011,934; hedging derivative liabilities Ps. 21,658; income tax liabilities Ps. 5,863,966; employee benefits Ps. 1,003,303; provisions Ps. 1,102,671 and other liabilities Ps. 11,996,981.

Statement of income as of December 31, 2024

		Banking Services		Merchant Banking		Pension and Severance Fund Management		Holding (1)		Eliminations		Total
External income
Interest income	Ps.	26,716,061	Ps.	1,075,774	Ps.	50,185	Ps.	339,912	Ps.	—	Ps.	28,181,932
Income from commissions and fees (2)		3,294,723		146,777		1,174,644		—		—		4,616,144
Income from sales of goods and services (2)		100,418		10,865,477		82,705		—		—		11,048,600
Net trading income		767,661		379,415		257,153		175		—		1,404,404
Net income from other financial instruments mandatory at fair value through profit or loss		—		350,919		—		—		—		350,919
Share of profit of equity accounted investees, net of tax		55,273		317,598		—		5,525		—		378,396
Dividends		13,026		135,426		—		—		—		148,452
Foreign exchange loss, net		(109,143)		(370,942)		20,423		4,844		—		(454,818)
Other income (3)		745,291		82,815		(10,439)		971		—		818,638
Total external income	Ps.	31,583,310	Ps.	12,983,259	Ps.	1,574,671	Ps.	351,427	Ps.	—	Ps.	46,492,667

		Banking Services		Merchant Banking		Pension and Severance Fund Management		Holding (1)		Eliminations		Total
Intersegment income
Interest income	Ps.	334,354	Ps.	54,111	Ps.	1,158	Ps.	37,181	Ps.	(426,804)	Ps.	—
Income from commissions and fees (2)		39,095		4,401		1,295		284,991		(329,782)		—
Income from sales of goods and services (2)		31,575		1,929		11,270		—		(44,774)		—
Net trading income		60		765		(634)		—		(191)		—
Share of profit of equity accounted investees, net of tax		624,213		504		—		837,685		(1,462,402)		—
Dividends		698		2,246		—		—		(2,944)		—
Other income (3)		28,973		20,217		2,261		150		(51,601)		—
Total intersegment income	Ps.	1,058,968	Ps.	84,173	Ps.	15,350	Ps.	1,160,007	Ps.	(2,318,498)	Ps.	—
Total income	Ps.	32,642,278	Ps.	13,067,432	Ps.	1,590,021	Ps.	1,511,434	Ps.	(2,318,498)	Ps.	46,492,667

Expenses
Interest expense	Ps.	(17,922,353)	Ps.	(3,064,905)	Ps.	(6,253)	Ps.	(371,581)	Ps.	450,759	Ps.	(20,914,333)
Net impairment loss on financial assets		(4,126,166)		(54,379)		(6,725)		805		1,428		(4,185,037)
Expenses from commissions and fees		(947,225)		(17,083)		(101,226)		(465)		33,649		(1,032,350)
Costs and expenses of sales goods and services		(490,891)		(8,015,947)		(87,090)		—		22,683		(8,571,245)
Depreciation and amortization		(677,760)		(15,167)		(19,778)		(1,774)		1,833		(712,646)
Personnel expenses		(2,824,427)		(159,076)		(185,876)		(42,295)		83		(3,211,591)
Administrative expenses		(4,293,897)		(199,286)		(269,299)		(37,046)		326,114		(4,473,414)
Income tax expense		27,428		(668,076)		(262,774)		(42,586)		(419)		(946,427)
Other expenses (4)		(249,405)		(7,682)		3,119		(152)		(27)		(254,147)
Total expenses	Ps.	(31,504,696)	Ps.	(12,201,601)	Ps.	(935,902)	Ps.	(495,094)	Ps.	836,103	Ps.	(44,301,190)
Net income for the year	Ps.	1,137,582	Ps.	865,831	Ps.	654,119	Ps.	1,016,340	Ps.	(1,482,395)	Ps.	2,191,477
(1)	Includes Grupo Aval (Separate Financial Statement) and Grupo Aval Limited.
(2)	See note 28, net income from contracts with customers.
(3)	Includes Net gain on sale of debt securities for Ps. 150,169; Gain on the sale of non-current assets held for sale Ps. 23,597; net gain in asset valuation Ps. 26,999 and other operating income Ps. 617,873.
(4)	Includes loss from sale of non-current assets held for sale Ps. (2,160) and other operating expenses Ps. (251,987).

Revenue from contracts with customers as of December, 2024

		Banking Services		Merchant Banking		Pension and Severance Fund Management		Holding (1)		Eliminations		Total

Revenue from contracts with customers (2)	Ps.	3,465,811	Ps.	11,018,584	Ps.	1,269,914	Ps.	284,991	Ps.	(374,556)	Ps.	15,664,744

Timing of revenue recognition
At a point in time		165,173		523,221		84,808		284,991		(305,642)		752,551
Over time		3,300,638		10,495,363		1,185,106		—		(68,914)		14,912,193
(1)	Includes Grupo Aval (Separate Financial Statement) and Grupo Aval Limited.
(2)	See note 28, net income from contracts with customers.

Statement of Financial Position as of December 31, 2023

		Banking Services		Merchant Banking		Pension and Severance Fund Management		Holding (1)		Eliminations		Total
Assets
Trading assets	Ps.	8,987,130	Ps.	4,339,052	Ps.	2,197,618	Ps.	256	Ps.	(72,935)	Ps.	15,451,121
Investment securities (2)		28,140,335		4,323,998		470,474		2,359,521		(868,635)		34,425,693
Hedging derivatives assets		47,975		687		—		—		—		48,662
Investments in associates and joint ventures		11,825,193		997,597		—		19,060,746		(30,592,853)		1,290,683
Loans, net		174,849,356		2,660,449		—		1,239,785		(2,581,535)		176,168,055
Other assets (3)		30,346,277		44,959,411		903,887		411,537		(2,823,730)		73,797,382
Total assets	Ps.	254,196,266	Ps.	57,281,194	Ps.	3,571,979	Ps.	23,071,845	Ps.	(36,939,688)	Ps.	301,181,596
Liabilities
Customer deposits	Ps.	177,750,657	Ps.	8,169,647	Ps.	1,287	Ps.	—	Ps.	(3,934,195)	Ps.	181,987,396
Financial obligations		41,562,702		21,455,386		97,565		5,512,298		(3,086,612)		65,541,339
Other liabilities (4)		9,258,820		12,134,042		601,505		382,088		(244,010)		22,132,445
Total liabilities	Ps.	228,572,179	Ps.	41,759,075	Ps.	700,357	Ps.	5,894,386	Ps.	(7,264,817)	Ps.	269,661,180

(1)	Includes Grupo Aval (Separate Financial Statement) and Grupo Aval Limited.
(2)	The balance in segment Holding corresponds to a bond issued by BAC International Bank Incorporated acquired by Grupo Aval Limited.
(3)	Includes cash and cash equivalents for Ps. 18,597,861; intangible assets Ps. 18,141,916; other accounts receivable, net Ps. 25,617,225, tangible assets Ps. 6,995,890; income tax assets Ps. 3,877,749; non-current assets held for sale Ps. 101,184 mainly on Banking Services segment and other assets Ps. 465,557.
(4)	Includes trading liabilities Ps. 2,154,361; Hedging derivative liabilities Ps. 217,566; income tax liabilities Ps. 5,814,987; employee benefits Ps. 907,808; provisions Ps. 1,083,283 and other liabilities Ps. 11,954,440.

Statement of Income as of December 31, 2023

		Banking Services		Merchant Banking		Pension and Severance Fund Management		Holding (1)		Eliminations		Total
External income
Interest income	Ps.	27,293,337	Ps.	1,149,086	Ps.	117,076	Ps.	359,905	Ps.	—	Ps.	28,919,404
Income from commissions and fees (2)		3,243,740		134,252		978,344		—		—		4,356,336
Income from sales of goods and services (2)		107,864		11,069,075		46,617		—		—		11,223,556
Net trading income		(1,245,312)		34,383		294,784		96		—		(916,049)
Net income from other financial instruments mandatory at fair value through profit or loss		—		323,685		—		—		—		323,685
Share of profit of equity accounted investees, net of tax		41,277		326,328		—		3,792		—		371,397
Dividends		11,252		115,022		—		—		—		126,274
Foreign exchange loss, net		1,575,043		692,134		(11,757)		(1,495)		—		2,253,925
Other income (3)		817,906		153,118		28,419		267		—		999,710
Total external income	Ps.	31,845,107	Ps.	13,997,083	Ps.	1,453,483	Ps.	362,565	Ps.	—	Ps.	47,658,238

		Banking Services		Merchant Banking		Pension and Severance Fund Management		Holding (1)		Eliminations		Total
Intersegment income
Interest income	Ps.	376,228	Ps.	158,256	Ps.	3,588	Ps.	31,624	Ps.	(569,696)	Ps.	—
Income from commissions and fees (2)		29,127		1,979		254		292,641		(324,001)		—
Income from sales of goods and services (2)		2,324		1,844		38,373		—		(42,541)		—
Net trading income		80		2,202		5,315		—		(7,597)		—
Share of profit of equity accounted investees, net of tax		830,683		(341)		—		642,720		(1,473,062)		—
Dividends		453		1,449		—		—		(1,902)		—
Foreign exchange loss, net		—		—		—		—		—		—
Other income (3)		53,109		(446)		(24,025)		835		(29,473)		—
Total intersegment income	Ps.	1,292,004	Ps.	164,943	Ps.	23,505	Ps.	967,820	Ps.	(2,448,272)	Ps.	—
Total income	Ps.	33,137,111	Ps.	14,162,026	Ps.	1,476,988	Ps.	1,330,385	Ps.	(2,448,272)	Ps.	47,658,238

Expenses
Interest expense	Ps.	(19,260,207)	Ps.	(3,471,779)	Ps.	(56,927)	Ps.	(519,869)	Ps.	676,352	Ps.	(22,632,430)
Net impairment loss on financial assets		(4,170,048)		(28,175)		1,965		12,578		1,286		(4,182,394)
Expenses from commissions and fees		(910,751)		(16,104)		(104,773)		(430)		28,245		(1,003,813)
Costs and expenses of sales goods and services		(443,840)		(7,498,858)		(79,794)		—		16,895		(8,005,597)
Depreciation and amortization		(639,717)		(14,028)		(16,786)		(1,736)		1,776		(670,491)
Personnel expenses		(2,672,717)		(147,303)		(195,469)		(39,779)		100		(3,055,168)
Administrative expenses		(4,185,245)		(178,885)		(259,331)		(67,494)		323,953		(4,367,002)
Income tax expense		184,941		(1,268,268)		(172,943)		(56,966)		2,802		(1,310,434)
Other expenses (4)		(212,354)		(8,459)		(32,721)		82,111		(82,370)		(253,793)
Total expenses	Ps.	(32,309,938)	Ps.	(12,631,859)	Ps.	(916,779)	Ps.	(591,585)	Ps.	969,039	Ps.	(45,481,122)
Net income for the year	Ps.	827,173	Ps.	1,530,167	Ps.	560,209	Ps.	738,800	Ps.	(1,479,233)	Ps.	2,177,116
(1)	Includes Grupo Aval (Separate Financial Statement) and Grupo Aval Limited.
(2)	See note 28, net income from contracts with customers.
(3)	Includes Net gain on sale of debt and equity securities for Ps. 108,773; Gain on the sale of non-current assets held for sale Ps. 48,589; net gain in asset valuation Ps. 74,886 and other operating income Ps. 767,462.
(4)	Includes loss from sale of non-current assets held for sale Ps. (595) and other operating expenses Ps. (253,198).

Revenue from contracts with customers at December, 2023

		Banking Services		Merchant Banking		Pension and Severance Fund Management		Holding (1)		Eliminations		Total

Revenue from contracts with customers (2)	Ps.	3,383,055	Ps.	11,207,150	Ps.	1,063,588	Ps.	292,641	Ps.	(366,542)	Ps.	15,579,892

Timing of revenue recognition
At a point in time		142,134		400,146		75,527		292,641		(304,433)		606,015
Over time		3,240,921		10,807,004		988,061		—		(62,109)		14,973,877
(1)	Includes Grupo Aval (Separate Financial Statement) and Grupo Aval Limited.
(2)	See note 28, net income from contracts with customers.

Statement of Income as of December 31, 2022

		Banking Services		BAC Holding International Corp. (1)		Merchant Banking		Pension and Severance Fund Management		Holding (2)		Eliminations		Total
External income
Interest income	Ps.	18,321,381	Ps.	—	Ps.	723,488	Ps.	98,302	Ps.	259,861	Ps.	—	Ps.	19,403,032
Income from commissions and fees (3)		2,865,336		—		127,609		881,494		—		—		3,874,439
Income from sales of goods and services (3)		88,093		—		11,986,518		66,716		—		—		12,141,327
Net trading income		1,207,099		—		388,350		(35,975)		152		—		1,559,626
Net income from other financial instruments mandatory at fair value through profit or loss		—		—		278,751		—		—		—		278,751
Share of profit of equity accounted investees, net of tax		41,904		—		326,448		—		4,425		—		372,777
Dividends		17,696		—		102,192		—		—		—		119,888
Foreign exchange loss, net		(1,286,774)		—		(483,627)		(54,771)		(546)		—		(1,825,718)
Other income (4)		583,001		—		(98,871)		(738)		1,090		—		484,482
Discontinued operations (5)		455,908		544,890		—		—		(134,632)		—		866,166
Total external income	Ps.	22,293,644	Ps.	544,890	Ps.	13,350,858	Ps.	955,028	Ps.	130,350	Ps.	—	Ps.	37,274,770

		Banking Services		BAC Holding International Corp. (1)		Merchant Banking		Pension and Severance Fund Management		Holding (2)		Eliminations		Total
Intersegment income
Interest income	Ps.	240,317	Ps.	—	Ps.	110,250	Ps.	7,958	Ps.	172,312	Ps.	(530,837)	Ps.	—
Income from commissions and fees (3)		23,981		—		1,502		3,682		282,924		(312,089)		—

		Banking Services		BAC Holding International Corp. (1)		Merchant Banking		Pension and Severance Fund Management		Holding (2)		Eliminations		Total
Income from sales of goods and services (3)		26,225		—		1,603		4,573		—		(32,401)		—
Net trading income		—		—		(387)		(1,639)		—		2,026		—
Share of profit of equity accounted investees, net of tax		884,067		—		427		—		1,915,871		(2,800,365)		—
Dividends		298		—		1,876		—		—		(2,174)		—
Foreign exchange loss, net		—		—		—		—		—		—
Other income (4)		12,832		—		36		2,906		369		(16,143)		—
Discontinued operations (5)		—		—		—		—		596,648		(596,648)		—
Total intersegment income	Ps.	1,187,720	Ps.	—	Ps.	115,307	Ps.	17,480	Ps.	2,968,124	Ps.	(4,288,631)	Ps.	—
Total income	Ps.	23,481,364	Ps.	544,890	Ps.	13,466,165	Ps.	972,508	Ps.	3,098,474	Ps.	(4,288,631)	Ps.	37,274,770

Expenses
Interest expense	Ps.	(9,602,059)	Ps.	—	Ps.	(2,030,256)	Ps.	(63,207)	Ps.	(517,383)	Ps.	548,510	Ps.	(11,664,395)
Net impairment loss on financial assets		(2,447,198)		—		(14,266)		(7,782)		(23,840)		(62)		(2,493,148)
Expenses from commissions and fees		(767,204)		—		(17,175)		(193,124)		(19,992)		26,819		(970,676)
Costs and expenses of sales goods and services		(487,142)		—		(7,059,820)		(63,049)		—		13,780		(7,596,231)
Depreciation and amortization		(620,298)		—		(11,492)		(14,486)		(1,766)		2,296		(645,746)
Personnel expenses		(2,493,399)		—		(123,104)		(168,450)		(48,933)		92		(2,833,794)
Administrative expenses		(3,569,706)		—		(126,670)		(195,071)		(116,899)		304,747		(3,703,599)
Income tax expense		(405,748)		—		(1,753,733)		(92,993)		(18,802)		(128)		(2,271,404)
Other expenses (6)		(178,160)		—		(28,251)		(19,152)		(1,185)		104		(226,644)
Total expenses	Ps.	(20,570,914)	Ps.	—	Ps.	(11,164,767)	Ps.	(817,314)	Ps.	(748,800)	Ps.	896,158	Ps.	(32,405,637)
Net income for the year	Ps.	2,910,450	Ps.	544,890	Ps.	2,301,398	Ps.	155,194	Ps.	2,349,674	Ps.	(3,392,473)	Ps.	4,869,133
(1)See note 1.1. “Discontinued operations of BAC Holding”.
(2)Includes Grupo Aval (Separate Financial Statement) and Grupo Aval Limited.
(3)See note 28, net income from contracts with customers.
(4)Includes Net gain on sale of debt and equity securities for Ps. (134,699); Gain on the sale of non-current assets held for sale Ps. 10,487; net gain in asset valuation Ps. 50,463 and other operating income Ps. 558,231.
(5)See note 1.1. “Discontinued operations of BAC Holding”.
(6)Includes loss from sale of non-current assets held for sale Ps. (800) and other operating expenses Ps. (225,844).

Revenue from contracts with customers as of December, 2022

		Banking Services		BAC Holding International Corp. (1)		Merchant Banking		Pension and Severance Fund Management		Holding (2)		Eliminations		Total

Revenue from contracts with customers (3)	Ps.	3,003,635	Ps.	—	Ps.	12,117,232	Ps.	956,465	Ps.	282,924	Ps.	(344,490)	Ps.	16,015,766

Timing of revenue recognition
At a point in time		318,011		—		193,572		62,743		282,924		(289,876)		567,374
Over time		2,685,624		—		11,923,660		893,722		—		(54,614)		15,448,392
(1)	See note 1.1. “Discontinued operations of BAC Holding”.
(2)	Includes Grupo Aval (Separate Financial Statement) and Grupo Aval Limited.
(3)	See note 28, net income from contracts with customers.

Reconciliation of net income, assets and liabilities of the reportable operating segments

Main eliminations of total income, expenses, assets and liabilities between segments with the corresponding consolidated entries at the level of Grupo Aval are:

●	Loans and financial obligations.
●	Investments in term deposits and outstanding bonds of in other segments.
●	Investments and non- controlling interests.
●	Leases and commissions pay between entities of Grupo Aval.
●	Expenses and incomes from commissions.

31.5     Analysis of Revenues by Products and Services

Grupo Aval’s revenues are analyzed in each segment by products and services, in the statement of income.

31.6 Income by Country

Grupo Aval’s revenues for each individual country for which revenues are significant, are the following during the years ended December 31, 2024, 2023 and 2022:

		December 31, 2024

		Country
		Colombia		Panamá		Barbados		Perú		Other countries (1)		Total income
Interest income	Ps.	26,125,728	Ps.	1,938,704	Ps.	74,752	Ps.	42,731	Ps.	17	Ps.	28,181,932
Income from commissions and fees		4,459,083		153,998		2,565		—		498		4,616,144
Commissions on banking services		1,596,470		127,875		2,565		—		498		1,727,408
Pension and severance fund management		1,174,608		—		—		—		—		1,174,608
Fees on credit cards		962,397		25,576		—		—		—		987,973
Trust activities and portfolio management services		495,929		—		—		—		—		495,929
Storage services		181,804		—		—		—		—		181,804
Commissions on drafts, checks and checkbooks		19,575		547		—		—		—		20,122
Office network services		16,289		—		—		—		—		16,289
Other commissions		12,011		—		—		—		—		12,011
Share of profit of equity accounted investees, net of tax		378,396		—		—		—		—		378,396
Dividends		141,867		6,585		—		—		—		148,452
Income from sales of goods and services		10,009,174		—		—		1,039,426		—		11,048,600
Energy and gas		5,893,834		—		—		1,015,088		—		6,908,922
Infrastructure		2,950,048		—		—		—		—		2,950,048
Hotels		606,880		—		—		24,338		—		631,218
Agribusiness		309,868		—		—		—		—		309,868
Other services		248,544		—		—		—		—		248,544
Other income		1,846,365		256,415		286		16,072		5		2,119,143
Total income	Ps.	42,960,613	Ps.	2,355,702	Ps.	77,603	Ps.	1,098,229	Ps.	520	Ps.	46,492,667
(1)	Costa Rica and Brazil.

		December 31, 2023

		Country
		Colombia		Panamá		Barbados		Perú		Costa Rica		Total income
Interest income	Ps.	26,954,361	Ps.	1,852,433	Ps.	62,818	Ps.	49,582	Ps.	210	Ps.	28,919,404
Income from commissions and fees		4,196,458		157,526		2,116		119		117		4,356,336
Commissions on banking services		1,526,772		134,216		2,116		119		117		1,663,340
Fees on credit cards		986,721		22,751		—		—		—		1,009,472
Pension and severance fund management		978,504		—		—		—		—		978,504
Trust activities and portfolio management services		463,194		—		—		—		—		463,194
Storage services		188,191		—		—		—		—		188,191
Commissions on drafts, checks and checkbooks		22,382		559		—		—		—		22,941
Office network services		21,638		—		—		—		—		21,638
Other commissions		9,056		—		—		—		—		9,056
Share of profit of equity accounted investees, net of tax		371,397		—		—		—		—		371,397
Dividends		119,988		6,286		—		—		—		126,274
Income from sales of goods and services		10,305,957		—		—		917,599		—		11,223,556
Energy and gas		5,263,794		—		—		894,822		—		6,158,616
Infrastructure		3,954,197		—		—		—		—		3,954,197
Hotels		576,118		—		—		22,777		—		598,895
Agribusiness		296,804		—		—		—		—		296,804
Other services		215,044		—		—		—		—		215,044
Other income		2,500,392		155,595		(294)		5,584		(6)		2,661,271
Total income	Ps.	44,448,553	Ps.	2,171,840	Ps.	64,640	Ps.	972,884	Ps.	321	Ps.	47,658,238

		December 31, 2022

		Country
		Colombia		Panamá		Barbados		Perú		Other countries (1)		Total income
Interest income	Ps.	17,882,243	Ps.	1,445,425	Ps.	41,664	Ps.	33,550	Ps.	150	Ps.	19,403,032
Income from commissions and fees		3,731,370		140,491		2,398		46		134		3,874,439
Commissions on banking services		1,410,232		120,512		2,398		46		134		1,533,322
Pension and severance fund management		885,420		—		—		—		—		885,420
Fees on credit cards		816,587		19,459		—		—		—		836,046
Trust activities and portfolio management services		353,285		—		—		—		—		353,285
Storage services		187,237		—		—		—		—		187,237
Commissions on drafts, checks and checkbooks		24,661		520		—		—		—		25,181
Office network services		24,935		—		—		—		—		24,935
Other commissions		29,013		—		—		—		—		29,013
Share of profit of equity accounted investees, net of tax		372,777		—		—		—		—		372,777
Dividends		108,343		11,545		—		—		—		119,888
Income from sales of goods and services		11,198,953		—		—		942,374		—		12,141,327
Energy and gas		4,797,942		—		—		920,866		—		5,718,808
Infrastructure		5,330,193		—		—		—		—		5,330,193
Hotels		510,829		—		—		21,508		—		532,337
Agribusiness		340,984		—		—		—		—		340,984
Other services		219,005		—		—		—		—		219,005
Other income		370,640		115,657		(616)		11,146		314		497,141
Total income from continuing operations	Ps.	33,664,326	Ps.	1,713,118	Ps.	43,446	Ps.	987,116	Ps.	598	Ps.	36,408,604
Discontinued operations (2)		866,166		—		—		—		—		866,166
Total income	Ps.	34,530,492	Ps.	1,713,118	Ps.	43,446	Ps.	987,116	Ps.	598	Ps.	37,274,770
(1)	Costa Rica and Grand Cayman.
(2)	Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

During the years ended December 31, 2024, 2023 and 2022, Grupo Aval reported no concentration of revenue in customers with more than a 10% share of revenue from ordinary activities.

The foregoing analysis is based on the customer's domicile. Income from off- shore entities of Colombian customers are reported as income from Colombia. The revenues include income from interest, fees, commissions and other operating income.

31.7 Non-current assets by Country

The main non-current assets are detailed below according to the presentation based on the degree of liquidity for each country for the periods ending December 31, 2024 and 2023:

December 31, 2024	Own – use Property, plant and equipment, net (1)		Intangible assets (2)
Colombia	Ps.	4,053,729	Ps.	15,707,679
Panamá		359,176		291,221
Perú		187,063		3,296,377
Barbados		137		1,209
Total	Ps.	4,600,105	Ps.	19,296,486

December 31, 2023	Own – use Property, plant and equipment, net (1)		Intangible assets (2)
Colombia	Ps.	3,979,113	Ps.	15,303,358
Panamá		326,976		258,404
Perú		121,544		2,579,249
Barbados		170		905
Total	Ps.	4,427,803	Ps.	18,141,916

(1) see note 15.1

(2) see notes 16 to 18.